Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued Operations

Note 3 – Discontinued Operations

On December 31, 2024, the Company entered into a Stock Purchase Agreement (the “Exousia SPA”) with Marijuana, Inc., a publicly-traded Florida corporation (symbol: MAJI) (“Purchaser”), pursuant to which Purchaser would purchase 100% ownership of a subsidiary of the Company, Exousia Ai, Inc. This deal was closed on December 31, 2024.

The purchase price under the Exousia SPA for 100% ownership of EXO is $203,319, payable by Purchaser by delivery of (a) 10,000 shares of Purchaser Series B Convertible Preferred stock (the “Purchaser Shares”), (b) purchaser assuming responsibility for current liabilities of $103,319, and (c) a $100,000 principal amount promissory note (the “Purchaser Note”). Series B Convertible Preferred stock is convertible into 4,700 Purchaser common stock. The Purchaser Note bears interest at eight percent (8%) per annum, with principal and accrued interest due December 31, 2025. The Note is currently in default.

As such, the Company recognized note receivable and investment in convertible preferred stock of MAJI as of December 31, 2024.

In October 2024, the Company dissolved the two subsidiaries, mRNA for Life, Inc. and Precision Genomics, Inc.

The above restructuring of subsidiaries will have an effect on the Company’s operations and financials results and this qualifies for presentation as a discontinued operation.

At December 31, 2025 and 2024, the Company had no assets or liabilities classified as discontinued operation.

The following is a summary of discontinued operations for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31,
	2025	2024
Revenue	$-	$13,037

Operating Expenses:
General and administration expenses	-	57,621
Research and development	-	123,932
Total operating expenses	$-	$181,553

Loss from discontinued operations	$-	$(168,516)

Gain on sale of subsidiary	-	203,319

Income from discontinued operation, net of tax	$-	$34,803

The following is a summary of discontinued cash flows for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31,
Cash Flows from Operating Activities:	2025	2024
Net loss	$-	$(168,516)
Changes in operating assets and liabilities:
Prepaid expenses	-	4,133
Accounts payable	-	53,319
Unearned fee	-	50,000
Net Cash Used in Operating Activities	-	(61,064)

Cash Flows from Operating Activities:
Proceeds received from parent company	-	86,346
Repayments to parent company	-	(126,354)
Net Cash Used in Financing Activities	-	(40,008)

Net change in cash	-	(101,072)
Cash, beginning of period	-	101,072
Cash, end of period	$-	$-

Supplemental disclosure of non-cash financing activity
Forgiveness of loans from parent company	$-	$238,549